Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease income - sales-type and direct financing leases
Sales-type lease selling price	$ 1,355	$ 1,321	$ 1,360
Less: Carrying value of underlying assets	(300)	(410)	(476)
Gross profit	1,055	911	884
Interest income on lease receivables	179	249	303
Total sales-type and direct financing lease income	1,234	1,160	1,187
Lease income - operating leases	169	255	322
Variable lease income	120	115	56
Total lease income	$ 1,523	$ 1,530	$ 1,565